Exhibit 99.1

World Omni Auto Receivables Trust 2021-B

Monthly Servicer Certificate

May 31, 2021

Dates Covered
Collections Period	04/23/21 - 05/31/21
Interest Accrual Period	05/19/21 - 06/14/21
30/360 Days	26
Actual/360 Days	27
Distribution Date	06/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,063,861,041.55	38,162
Original Yield Supplement Overcollateralization Amount	39,058,721.64	0
Aggregate Starting Principal Balance	1,102,919,763.19	38,162
Principal Payments	40,350,128.69	682
Defaulted Receivables	52,966.76	2
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/21	37,025,124.92	0
Pool Balance at 05/31/21	1,025,491,542.82	37,478

Pool Statistics	$ Amount	# of Accounts
Pool Factor	96.34%
Prepayment ABS Speed	2.02%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	3,411,283.13	120
Past Due 61-90 days	254,515.83	9
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	3,665,798.96	129

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.35%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.02%
Delinquency Trigger Occurred	NO

Recoveries	40,877.41
Aggregate Net Losses/(Gains) - May 2021	12,089.35
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.01%
Prior Net Losses Ratio	N/A
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	11,793,152.74
Actual Overcollateralization	7,817,981.57
Weighted Average APR	4.06%
Weighted Average APR, Yield Adjusted	5.57%
Weighted Average Remaining Term	62.81

Flow of Funds	$ Amount
Collections	44,957,361.41
Investment Earnings on Cash Accounts	23.79
Servicing Fee	(1,164,193.08)
Transfer to Collection Account	-
Available Funds	43,793,192.12

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	227,908.50
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,975.47
(5) Noteholders' Second Priority Principal Distributable Amount	19,748,457.18
(6) Class C Interest	14,869.40
(7) Noteholders' Third Priority Principal Distributable Amount	15,960,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,817,981.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	-

Total Distributions of Available Funds	43,793,192.12

Servicing Fee	1,164,193.08
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Original Note Balance	1,061,200,000.00
Principal Paid	43,526,438.75
Note Balance @ 06/15/21	1,017,673,561.25

Class A-1
Original Note Balance	180,500,000.00
Principal Paid	43,526,438.75
Note Balance @ 06/15/21	136,973,561.25
Note Factor @ 06/15/21	75.8856295%

Class A-2
Original Note Balance	368,090,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	368,090,000.00
Note Factor @ 06/15/21	100.0000000%

Class A-3
Original Note Balance	368,080,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	368,080,000.00
Note Factor @ 06/15/21	100.0000000%

Class A-4
Original Note Balance	96,650,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	96,650,000.00
Note Factor @ 06/15/21	100.0000000%

Class B
Original Note Balance	31,920,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	31,920,000.00
Note Factor @ 06/15/21	100.0000000%

Class C
Original Note Balance	15,960,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	15,960,000.00
Note Factor @ 06/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	266,753.37
Total Principal Paid	43,526,438.75
Total Paid	43,793,192.12

Class A-1
Coupon	0.11025%
Interest Paid	14,925.09
Principal Paid	43,526,438.75
Total Paid to A-1 Holders	43,541,363.84

Class A-2
Coupon	0.20000%
Interest Paid	53,168.56
Principal Paid	0.00
Total Paid to A-2 Holders	53,168.56

Class A-3
Coupon	0.42000%
Interest Paid	111,650.93
Principal Paid	0.00
Total Paid to A-3 Holders	111,650.93

Class A-4
Coupon	0.69000%
Interest Paid	48,163.92
Principal Paid	0.00
Total Paid to A-4 Holders	48,163.92

Class B
Coupon	1.04000%
Interest Paid	23,975.47
Principal Paid	0.00
Total Paid to B Holders	23,975.47

Class C
Coupon	1.29000%
Interest Paid	14,869.40
Principal Paid	0.00
Total Paid to C Holders	14,869.40

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2513696
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	41.0162446
Total Distribution Amount	41.2676142

A-1 Interest Distribution Amount	0.0826875
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	241.1437050
Total A-1 Distribution Amount	241.2263925

A-2 Interest Distribution Amount	0.1444445
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.1444445

A-3 Interest Distribution Amount	0.3033333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3033333

A-4 Interest Distribution Amount	0.4983334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4983334

B Interest Distribution Amount	0.7511112
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7511112

C Interest Distribution Amount	0.9316667
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.9316667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	453.71
Noteholders' Third Priority Principal Distributable Amount	366.67
Noteholders' Principal Distributable Amount	179.62

Account Balances	$ Amount
Reserve Account
Balance as of 05/19/21	2,659,652.60
Investment Earnings	23.79
Investment Earnings Paid	(23.79)
Deposit/(Withdrawal)	-
Balance as of 06/15/21	2,659,652.60
Change	-
Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	3,131,201.19	N/A	N/A
Number of Extensions	95	N/A	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.28%	N/A	N/A

Credit Risk Retention Information

The fair value of the notes and the certificates on the Closing Date is summarized below.  The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$1,013.23	89.9%
Class B Notes	$31.92	2.8%
Class C Notes	$15.96	1.4%
Fair Value of the Notes	$1,061.11	94.1%
Certificates	$66.30	5.9%
Total	$1,127.40	100.0%
Reserve Account	$2.66	0.2%
Fair Value of the Certificates and Reserve Account	$68.96	6.1%

The fair value of the Certificates and Reserve Account is expected to represent at least 5% of the sum of the fair value of the Notes and the Certficates.